Right-of-Use Asset and Lease Liability (Details) - Schedule of Lease Liability - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Lease Liability [Abstract]
Lease liability recognized, Beginning	$ 273,541
New office lease		319,521
Lease payments	(94,875)	(63,250)
Lease interest	24,221	17,270
Lease liability recognized, Ending	202,887	273,541
Current portion	78,068	70,654
Non-current portion	124,819	$ 202,887
Closing balance	$ 202,887